Schedule of detailed information about financial instruments measured at fair value (Details) - CAD ($)	May 31, 2019	May 31, 2018
Financial assets
Receivables from provisional sales	$ 129,960	$ 217,054
Level 1
Financial assets
Receivables from provisional sales	0
Level 2
Financial assets
Receivables from provisional sales	129,960
Level 3
Financial assets
Receivables from provisional sales	$ 0